Inventories (Details) - Schedule of inventories - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Inventories Abstract
Work in progress	$ 881	$ 693
Finished goods	549	388
Total inventory	$ 1,430	$ 1,081